SCHEDULE OF PREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Sales tax recoverable and other current assets	$ 1,399,955	$ 57,200	$ 128,321
Prepaid expenses	258,252	93,476	147,186
Prepaids and other current assets	$ 1,658,207	$ 150,676	$ 275,507